Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 17, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 15, 2022	May 31, 2021
Subsequent Event [Line Items]
Proceeds from related party debt			$ 1,900,000	$ 100,000	$ 920,000
Working Capital Loan [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans						$ 5,000,000	$ 2,000,000
Working Capital Loan [Member] | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from related party debt	$ 1,400,000	$ 1,400,000
Subsequent Event [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Additional borrowings under working capital loans	$ 5,000,000	$ 5,000,000